Convertible Preferred Stock - Additional Information (Details) - USD ($)		2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 22, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Convertible preferred stock terms of conversion		The Series B convertible preferred stock financing triggered the automatic conversion of the Company’s outstanding convertible promissory notes into 512,858 shares of Series B-1 convertible preferred stock based on a price of $7.752 per share (85% of the $9.12 original issuance price of the Series B convertible preferred stock).		Preferred Stock will automatically convert into shares of common stock on a 1:1 basis upon the earlier to occur: (a) after the payment of the distribution preference to the holders of the Series A and Series A-1 Preferred Stock, and (b) upon the closing of a firmly underwritten public offering pursuant to an effective registration statement covering the offer and sale of common stock in which the gross proceeds to the Company are at least $50.0 million.
Proceeds from initial public offering, net of issuance costs			$ 187,224,000
Initial conversion rate, preferred stock into common stock				The initial conversion rate shall be 1:1, subject to any adjustments for stock splits, combinations, common stock dividends and distributions, reclassifications, exchanges, substitutions, reorganizations, mergers or consolidations.
Shares issued			0	2,617,386	2,617,386
IPO
Class Of Stock [Line Items]
Proceeds from initial public offering, net of issuance costs	$ 186,400,000
Common Stock | IPO
Class Of Stock [Line Items]
Convertible preferred stock shares issued upon conversion			12,503,009
Minimum
Class Of Stock [Line Items]
Proceeds from initial public offering, net of issuance costs				$ 50,000,000
Preferred Stock
Class Of Stock [Line Items]
Dividend payment restrictions schedule, description				The holders of shares of Series A and Series A-1 Preferred Stock are entitled to receive non-cumulative dividends and non-dividend distributions in preference to any dividend or non-dividend distribution on the common stock, when, and if declared by the Company’s board of directors. Such dividend and non-dividend distribution preference survives until the holders of the Series A Preferred Stock and Series A-1 Preferred Stock have received a per share amount equal to: (a) in the case of dividends, 1.32 times the Series A Purchase Price or Series A-1 Purchase Price, as applicable, or (b) in the case of non-dividend distributions, the Series A Purchase Price or Series A-1 Purchase Price, as applicable.
Series A-1 Convertible Preferred Stock
Class Of Stock [Line Items]
beneficial conversion feature recorded upon issuance of the underlying shares				$ 815,000
Preferred Stock, Voting Rights				one
Shares issued				1,082,501	1,082,501
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred Stock, Voting Rights				one
Shares issued				1,534,885	1,534,885
Series B Convertible Preferred Stock
Class Of Stock [Line Items]
Shares issued		9,372,765
Purchase price per share		$ 9.12
Proceeds from issuance of convertible preferred stock		$ 81,600,000
Warrants to purchase preferred stock		2,343,168
Warrants to purchase preferred stock exercised		688,067
Convertible preferred stock issuance for net proceeds		$ 55,000
Series B Convertible Preferred Stock | Purchase Price $1.15 Per Share
Class Of Stock [Line Items]
Warrants to purchase preferred stock		127,481
Exercise price		$ 9.12
Series B-1 Convertible Preferred Stock
Class Of Stock [Line Items]
Exercise price		$ 9.12
Convertible preferred stock shares issued upon conversion		512,858
Convertible preferred stock conversion price		$ 7.752
Convertible preferred stock conversion price percentage		85.00%